Investments and Fair Value Instruments - Summary of Fair Value of Investments Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets at Fair Value
Total Assets at Fair Value	$ 2,034	$ 2,757	$ 10,049
Money Market Funds [Member]
Assets at Fair Value
Cash equivalents	2,034	2,757	4,925
Treasury Bills [Member]
Assets at Fair Value
Short-term investments			$ 5,124
Investment, Type [Extensible Enumeration]			Short-Term Investments [Member]
Level 1 [Member]
Assets at Fair Value
Total Assets at Fair Value	2,034	2,757	$ 10,049
Level 1 [Member] | Money Market Funds [Member]
Assets at Fair Value
Cash equivalents	2,034	2,757	4,925
Level 1 [Member] | Treasury Bills [Member]
Assets at Fair Value
Short-term investments			$ 5,124
Investment, Type [Extensible Enumeration]			Short-Term Investments [Member]
Level 2 [Member]
Assets at Fair Value
Total Assets at Fair Value	0	0	$ 0
Level 2 [Member] | Money Market Funds [Member]
Assets at Fair Value
Cash equivalents	0	0	0
Level 2 [Member] | Treasury Bills [Member]
Assets at Fair Value
Short-term investments			$ 0
Investment, Type [Extensible Enumeration]			Short-Term Investments [Member]
Level 3 [Member]
Assets at Fair Value
Total Assets at Fair Value	0	0	$ 0
Level 3 [Member] | Money Market Funds [Member]
Assets at Fair Value
Cash equivalents	$ 0	$ 0	0
Level 3 [Member] | Treasury Bills [Member]
Assets at Fair Value
Short-term investments			$ 0
Investment, Type [Extensible Enumeration]			Short-Term Investments [Member]